Basis of Presentation and Principles of Consolidation (Details) $ in Millions	Dec. 31, 2016 USD ($)
Consolidated VIEs
Total revenues and total expenses related to consolidated VIEs
Variable interest entity, consolidated, carrying amount, assets	$ 450.3
Variable interest entity, consolidated, carrying amount, liabilities	82.1
Unconsolidated VIEs
Total revenues and total expenses related to consolidated VIEs
Carrying value of the investments	47.2
Variable interest entity unfunded commitment	$ 57.5